Borrowings and Debt Securities : Long-term borrowings (Details) ₨ in Thousands, ¥ in Thousands, JD in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JOD (JD)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JOD (JD)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 PKR (₨)
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 3,696,880	₩ 3,628,631
Less : Discount on long-term borrowings	(16,622)	(22,309)
Less : Current portion of long-term borrowings	(677,982)	(217,579)
Add : Current portion of discount on long-term borrowings	1,723	1,000
Long-term borrowings	3,003,999	3,389,743
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 2,485,062	₩ 2,283,166
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Others	Others
Borrowings interest rate	0.50	0.50
Borrowings, maturity	2021~2044	2020~2044
Borrowings	₩ 2,946	₩ 3,500
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	2.50~4.60	2.50~4.60
Borrowings, maturity	2021~2028	2023~2028
Borrowings	₩ 50,293	₩ 59,845
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Operating funds	Operating funds
Borrowings interest rate	2.33	2.33~3.04
Borrowings, maturity	2022	2020~2022
Borrowings	₩ 20,000	₩ 55,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Operating funds	Operating funds
Borrowings interest rate	1yr KoFC bond rate + 0.81~0.95	1yr KoFC bond rate+0.95
Borrowings, maturity	2022~2023	2020~2022
Borrowings	₩ 24,300	₩ 24,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank	Hana Bank
Purpose of borrowings	Commercial Paper	Commercial Paper
Borrowings interest rate	3M CD+0.13~0.32	3M CD+0.13~0.32
Borrowings, maturity	2021~2024	2021~2024
Borrowings	₩ 1,150,000	₩ 1,150,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank	Hana Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	4.60	4.60
Borrowings, maturity	2028	2028
Borrowings	₩ 11,088	₩ 12,466
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank	Hana Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	3yr KTB rate-1.25 Standard overdraft rate+1.50~2.45	3yr KTB rate-1.25
Borrowings, maturity	2021~2035	2020~2028
Borrowings	₩ 43,419	₩ 6,699
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IBK	IBK
Purpose of borrowings	PF Refinancing	PF Refinancing
Borrowings interest rate	CD+1.25	CD+1.25
Borrowings, maturity	2030	2030
Borrowings	₩ 9,543	₩ 10,497
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Project loans	Project loans
Borrowings interest rate	1.50	1.50
Borrowings, maturity	2026	2026
Borrowings	₩ 16,204	₩ 19,150
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Facility	Operating funds
Borrowings interest rate	1.32	2.21
Borrowings, maturity	2028	2020
Borrowings	₩ 32,000	₩ 35,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Korea Energy Agency
Purpose of borrowings	Operating funds	Development of power resources
Borrowings interest rate	1.78	3yr KTB rate-2.25
Borrowings, maturity	2023	2023~2025
Borrowings	₩ 15,700	₩ 4,350
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Development of power resources	Facility
Borrowings interest rate	3yr KTB rate-2.25	3yr KTB rate-2.25
Borrowings, maturity	2023~2025	2020~2024
Borrowings	₩ 2,509	₩ 2,058
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Facility	Project loans
Borrowings interest rate	3yr KTB rate-2.25	-
Borrowings, maturity	2021~2024	2023
Borrowings	₩ 1,527	₩ 1,197
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Others
Borrowings interest rate	-	KTB rate-2.25
Borrowings, maturity	2023	2024~2028
Borrowings	₩ 1,197	₩ 15,696
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Shinhan Bank
Purpose of borrowings	Others	Facility
Borrowings interest rate	KTB rate-2.25	CB rate+1.10
Borrowings, maturity	2024~2028	2028
Borrowings	₩ 14,045	₩ 18,698
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank	Shinhan Bank
Purpose of borrowings	Facility	Others
Borrowings interest rate	CB rate+1.10	3.95
Borrowings, maturity	2028	2035
Borrowings	₩ 16,632	₩ 99,146
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank	Shinhan Bank
Purpose of borrowings	Others	Others
Borrowings interest rate	3.95	Standard overdraft rate+1.00
Borrowings, maturity	2034	2035
Borrowings	₩ 89,257	₩ 99,146
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank	Kookmin Bank
Purpose of borrowings	Others	Facility
Borrowings interest rate	Standard overdraft rate+1.00	3.16
Borrowings, maturity	2034	2020
Borrowings	₩ 89,257	₩ 10,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Kookmin Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	MOR+0.79 3M CD+1.79	MOR+0.79
Borrowings, maturity	2021~2031	2023
Borrowings	₩ 46,512	₩ 23,333
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Facility	Facility
Borrowings interest rate	1.75~6.80	1.75~6.80
Borrowings, maturity	2026~2037	2026~2036
Borrowings	₩ 510,262	₩ 390,044
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Facility	Facility
Borrowings interest rate	CB rate+1.10~1.20 3M CD+1.60 Standard overdraft rate+1.50~2.45	CB rate+1.10~1.60 Standard overdraft rate+2.45
Borrowings, maturity	2023~2037	2023~2036
Borrowings	₩ 89,506	₩ 111,834
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	PF Refinancing	PF Refinancing
Borrowings interest rate	4.10	4.10
Borrowings, maturity	2030	2030
Borrowings	₩ 26,509	₩ 29,159
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Others	Others
Borrowings interest rate	3.90~7.90	4.50~7.90
Borrowings, maturity	2023~2039	2022~2039
Borrowings	₩ 222,356	₩ 102,348
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 1,211,818	₩ 1,345,465
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings interest rate	-	-
Borrowings, maturity	2021~2023	2021~2023
Borrowings	₩ 9,513	₩ 10,123	$ 8,744			$ 8,744
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct loan and others	Direct loan and others
Borrowings interest rate	1M Libor+1.80~3.20	1M Libor+1.80~3.20
Borrowings, maturity	2036	2036
Borrowings	₩ 104,463	₩ 117,994	96,014			101,912
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct loan and others	Direct loan and others
Borrowings interest rate	3M LIBOR+2.75~3.70	3M Libor+2.75~3.70
Borrowings, maturity	2027	2027
Borrowings	₩ 202,912	₩ 239,039		JD 132,228			JD 14,638
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	PF Loan	PF Loan
Borrowings interest rate	6M LIBOR+1.70~2.50	6M Libor+2.50~2.70
Borrowings, maturity	2032	2032
Borrowings	₩ 121,013	₩ 137,412	111,225			118,684
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Others	Others
Borrowings interest rate	3.88	3.88
Borrowings, maturity	2021	2021
Borrowings	₩ 314,986	₩ 334,685	289,509			289,079
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		SCNT and others
Purpose of borrowings		Shareholder's loan
Borrowings interest rate		6.50~8.00
Borrowings, maturity		2023
Borrowings		₩ 15,051				13,000
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		SCNT and others
Purpose of borrowings		Shareholder's loan
Borrowings interest rate		8.00
Borrowings, maturity		2031
Borrowings		₩ 7,925					JD 4,853
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO and others
Purpose of borrowings	Shareholder's loan
Borrowings interest rate	8.00
Borrowings, maturity	2023
Borrowings	₩ 15,298		14,061
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO and others
Purpose of borrowings	Shareholder's loan
Borrowings interest rate	8.00
Borrowings, maturity	2031
Borrowings	₩ 7,447			JD 4,853
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Samsung Life Insurance and others	Samsung Life Insurance and others
Purpose of borrowings	Syndicated loan	Syndicated loan
Borrowings interest rate	3.10	3.10
Borrowings, maturity	2032	2032
Borrowings	₩ 49,369	₩ 52,972			¥ 4,682,816			¥ 4,981,038
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank and others	Woori Bank and others
Purpose of borrowings	Syndicated Loan	Syndicated loan
Borrowings interest rate	JPY 6M Libor+2.00	JPY 6M Libor+2.00
Borrowings, maturity	2032	2032
Borrowings	₩ 31,847	₩ 34,171			¥ 3,020,746			¥ 3,213,121
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IFC and others	IFC and others
Purpose of borrowings	Others	Others
Borrowings interest rate	6M Libor+5.00	6M Libor+5.00
Borrowings, maturity	2031	2031
Borrowings	₩ 243,837	₩ 278,652	224,115						₨ 37,252,930
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Federal Financing Bank and others	Federal Financing Bank and others
Purpose of borrowings	PF Loan	PF loan
Borrowings interest rate	2.39~6.00	2.39~13
Borrowings, maturity	2031~2038	2031~2038
Borrowings	₩ 105,913	₩ 117,377	97,347			101,380
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Other Creditors	Other Creditors
Purpose of borrowings	Others	Others
Borrowings interest rate	-	-
Borrowings, maturity	-	-
Borrowings	₩ 5,220	₩ 64	$ 4,798			$ 57